Long-term borrowings	12 Months Ended
Dec. 31, 2012
Long-term borrowings
Long-term borrowings

9                                         Long-term borrowings

Long-term borrowings consist of the following:

	December 31,
	2011	2012	2012
	RMB	RMB	US$

Unsecured government loan with free interest	—	2,000	321
Total long-term borrowings	—	2,000	321

The unsecured government loan which is interest-free and due on February 9, 2015, does not contain any financial covenants or subjective acceleration clauses.